Sales/transfer of receivables	12 Months Ended
Mar. 31, 2026
Transfers and Servicing [Abstract]
Sales/transfer of receivables

11. Sales/transfer of receivables
During the fiscal year
s
ended March 31, 2025 and March 31, 2026 the Bank has sold housing loans under direct assignment transactions aggregating to Rs.
346,696. 1

million and Rs. 66,360.3 million, respectively and auto loans aggregating to Rs.
214,342.8
 million and

Rs.
36,104.1
 million
,
respectively to SPEs under securitization transactions.
After securitization of the loans, the Bank continues to act as the servicing agent, maintain customer account relationships and service these set of loans transferred to the securitization trusts.
Direct assignment transactions:
The following table summarizes the cash flows received during the year ended March 31, 202
5
 and March 31, 2026 from customers and paid to transferees on transferred performing housing loans:

	For the year ended March 31,
	2025		2026	2026
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	38,841.9	Rs. 99,799.5	US$	1,063.6
Payments made		32,758.6	86,358.7		920.4
Cash flows on retained interests		6,083.3	13,440.8		143.2
Other key disclosures are as follows:

	For the year ended March 31,
	2025		2026	2026
	(In millions)
Transferred receivables with continuing involvement	Rs.	332,411.5	Rs. 340,489.1	US$	3,628.8
Delinquencies		15.4	1,395.3		14.9
Retained interest		37,189.9	38,044.0		405.5
Key assumptions used for fair value of securitized receivables include prepayment rate, weighted average life and the discount rate. The table below outlines the sensitivity of the estimated fair value in securitized receivables as of March 31, 2025 and March 31, 2026 to immediate 10% and 20% changes in those assumptions.

	As of March 31,
	202 5		202 6	202 6
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	226.9	Rs. 187.3	US$	2.0
Impact of 20% adverse change		436.9	361.8		3.9
Weighted average life in years of the securitized receivables is not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.
These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in linearly proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests are calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.

Consolidated VIEs:
The Bank determines whether it is the primary beneficiary of a VIE under ASC
810-10
upon its initial involvement with the VIE and reassesses whether it is a primary beneficiary on an ongoing basis as long it has ongoing involvement with the VIE. During the year ended March 31, 2026, the Bank determined that it was a primary beneficiary on an ongoing basis with certain trusts because it has the power to direct the activities that most significantly impact the trusts’ economic performance (e.g., servicing the underlying loans). The methodology for determining primary beneficiary status includes assessing the Bank’s servicing rights, retained interests, and exposure to credit losses. The loans held by the trusts are solely to satisfy the trusts’ obligations to security holders, and the Bank cannot repurpose these assets for other uses. The Bank provides servicing and liquidity support to these trusts under contractual agreements but has no obligation to provide additional financial support beyond these terms.
As of March 31, 2025 and March 31, 2026, the Bank consolidated VIEs with total assets of

Rs.

183.4

billion and
Rs.
149.3

billion, respectively, and total liabilities of Rs. 183.4 billion and Rs. 150.1 billion, respectively, primarily related to auto loan securitizations. The assets are restricted and can only be used to settle the obligations of the respective trusts. The liabilities of the consolidated VIEs, primarily asset-backed securities, are non-recourse
and do not impact the Bank’s general credit or consolidated financial position.
The carrying amounts of consolidated VIE assets (classified as “Loans” and “Other Assets”) and liabilities (classified as “Long-term Debt”) are included in the Consolidated Balance Sheets as follows:

	For the year ended March 31,
	2025		2026		2026
	(In millions)
VIE Assets:
Loans	Rs.	183,356.8	Rs.	149,244.1	US$	1,590.6
Other assets		108.1		26.6		0.3
VIE Liabilities:
Long-term debt	Rs.	165,476.8	Rs.	138,353.7	US$	1,474.5
Accrued expenses and other liabilities		108.1		71.7		0.8
Maximum exposure to loss	Rs.	30,369.3	Rs.	27,841.3	US$	296.7
Debt interests		17,879.9		11,741.5		125.1
Commitments, guarantees, others		12,489.4		16,099.8		171.6